Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	£ 285,168
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944
Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Reclassification of UK and Europe's liabilities as held for distribution	(164,889)
Premiums	14,634
Surrenders	(7,929)
Maturities/deaths	(2,337)
Net flows	4,368
Shareholders' transfers post-tax	(38)
Investment-related items and other movements	22,980
Foreign exchange translation differences	1,076
Ending Balance	296,749
Policyholder liabilities on the consolidated statement of financial position	285,121
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944
Group's share of policyholder liabilities of joint ventures and associates	8,684
Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Reclassification of UK and Europe's liabilities as held for distribution	(40,760)
Premiums	10,983
Surrenders	(7,722)
Maturities/deaths	(1,787)
Net flows	1,474
Investment-related items and other movements	18,461
Foreign exchange translation differences	740
Ending Balance	246,872
Policyholder liabilities on the consolidated statement of financial position	238,188
Group's share of policyholder liabilities of joint ventures and associates	8,684
Unallocated to a segment (central or other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	39	£ 32
Policyholder liabilities on the consolidated statement of financial position	47	37
Unallocated to a segment (central or other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	47	37
Asia insurance operations | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	82,763	73,839
Policyholder liabilities on the consolidated statement of financial position	72,107	62,898
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Premiums	7,574	6,247
Surrenders	(1,531)	(1,547)
Maturities/deaths	(989)	(838)
Net flows	5,054	3,862
Shareholders' transfers post-tax	(38)	(27)
Investment-related items and other movements	6,142	(1,349)
Foreign exchange translation differences	676	690
Ending Balance	94,597	77,015
Policyholder liabilities on the consolidated statement of financial position	82,969	65,640
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,944	3,766
Group's share of policyholder liabilities of joint ventures and associates	8,684	7,609
Average policyholder liability balances	85,953	71,807
Asia insurance operations | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	3,923
Surrenders	(1,324)
Maturities/deaths	(439)
Net flows	2,160
Investment-related items and other movements	1,623
Foreign exchange translation differences	340
Ending Balance	44,720
Policyholder liabilities on the consolidated statement of financial position	36,036
Group's share of policyholder liabilities of joint ventures and associates	8,684
Asia insurance operations | Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	1,108	1,181
Asia insurance operations | Operating segments after deductions of intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	84,077	66,821
Jackson (US insurance operations) | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	185,600	180,724
Premiums	7,060	7,111
Surrenders	(6,398)	(5,953)
Maturities/deaths	(1,348)	(1,076)
Net flows	(686)	82
Investment-related items and other movements	16,838	(103)
Foreign exchange translation differences	400	4,447
Ending Balance	202,152
Policyholder liabilities on the consolidated statement of financial position	202,152	185,150
Average policyholder liability balances	193,876	182,937
Jackson (US insurance operations) | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums	7,060
Surrenders	(6,398)
Maturities/deaths	(1,348)
Net flows	(686)
Investment-related items and other movements	16,838
Foreign exchange translation differences	400
Ending Balance	202,152
Policyholder liabilities on the consolidated statement of financial position	202,152
UK and Europe insurance operations | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Reclassification of UK and Europe's liabilities as held for distribution	(164,889)
UK and Europe insurance operations | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Reclassification of UK and Europe's liabilities as held for distribution	(40,760)
Continuing and discontinued operations
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	409,301
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845
Continuing and discontinued operations | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	433,252	435,629
Policyholder liabilities on the consolidated statement of financial position	409,262	411,211
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Reclassification of reinsured UK annuity contracts as held for sale		(12,002)
Premiums		20,322
Surrenders		(10,946)
Maturities/deaths		(5,413)
Net flows		3,963
Shareholders' transfers post-tax		(154)
Investment-related items and other movements		(2,253)
Foreign exchange translation differences		5,154
Ending Balance		430,337
Policyholder liabilities on the consolidated statement of financial position		405,445
Unallocated surplus of with-profits funds on the consolidated statement of financial position		17,283
Group's share of policyholder liabilities of joint ventures and associates		7,609
Average policyholder liability balances	279,829	415,866
Continuing and discontinued operations | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	266,957	274,493
Reclassification of reinsured UK annuity contracts as held for sale		(12,002)
Premiums		11,058
Surrenders		(8,536)
Maturities/deaths		(2,790)
Net flows		(268)
Investment-related items and other movements		(1,057)
Foreign exchange translation differences		4,448
Ending Balance		265,614
Policyholder liabilities on the consolidated statement of financial position		258,005
Group's share of policyholder liabilities of joint ventures and associates		7,609
Continuing and discontinued operations | Asia insurance operations | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	82,763	73,839
Policyholder liabilities on the consolidated statement of financial position	72,107	62,898
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Premiums		6,247
Surrenders		(1,547)
Maturities/deaths		(838)
Net flows		3,862
Shareholders' transfers post-tax		(27)
Investment-related items and other movements		(1,349)
Foreign exchange translation differences		690
Ending Balance		77,015
Policyholder liabilities on the consolidated statement of financial position		65,640
Unallocated surplus of with-profits funds on the consolidated statement of financial position		3,766
Group's share of policyholder liabilities of joint ventures and associates		7,609
Average policyholder liability balances	85,953	71,807
Continuing and discontinued operations | Asia insurance operations | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	40,597	37,402
Premiums		3,266
Surrenders		(1,383)
Maturities/deaths		(420)
Net flows		1,463
Investment-related items and other movements		(718)
Foreign exchange translation differences		1
Ending Balance		38,148
Policyholder liabilities on the consolidated statement of financial position		30,539
Group's share of policyholder liabilities of joint ventures and associates		7,609
Continuing and discontinued operations | Jackson (US insurance operations) | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	185,600	180,724
Policyholder liabilities on the consolidated statement of financial position	185,600	180,724
Premiums		7,111
Surrenders		(5,953)
Maturities/deaths		(1,076)
Net flows		82
Investment-related items and other movements		(103)
Foreign exchange translation differences		4,447
Ending Balance		185,150
Policyholder liabilities on the consolidated statement of financial position		185,150
Average policyholder liability balances	193,876	182,937
Continuing and discontinued operations | Jackson (US insurance operations) | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	185,600	180,724
Premiums		7,111
Surrenders		(5,953)
Maturities/deaths		(1,076)
Net flows		82
Investment-related items and other movements		(103)
Foreign exchange translation differences		4,447
Ending Balance		185,150
Policyholder liabilities on the consolidated statement of financial position		185,150
Continuing and discontinued operations | UK and Europe insurance operations | Operating segments after elimination, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	164,889	181,066
Policyholder liabilities on the consolidated statement of financial position	151,555	167,589
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	13,477
Reclassification of reinsured UK annuity contracts as held for sale		(12,002)
Premiums		6,964
Surrenders		(3,446)
Maturities/deaths		(3,499)
Net flows		19
Shareholders' transfers post-tax		(127)
Investment-related items and other movements		(801)
Foreign exchange translation differences		17
Ending Balance		168,172
Policyholder liabilities on the consolidated statement of financial position		154,655
Unallocated surplus of with-profits funds on the consolidated statement of financial position		13,517
Average policyholder liability balances		161,122
Continuing and discontinued operations | UK and Europe insurance operations | Operating segments after elimination, before unallocated | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	£ 40,760	56,367
Reclassification of reinsured UK annuity contracts as held for sale		(12,002)
Premiums		681
Surrenders		(1,200)
Maturities/deaths		(1,294)
Net flows		(1,813)
Investment-related items and other movements		(236)
Ending Balance		42,316
Policyholder liabilities on the consolidated statement of financial position		£ 42,316